Expense Example	Oct. 18, 2024 USD ($)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	2,089
GraniteShares 2x Long NVDA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,293
GraniteShares 2x Long COIN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,356
GraniteShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	717
Expense Example, with Redemption, 10 Years	1,710
GraniteShares 2x Long META Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,456
GraniteShares 2x Long GOOGL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
GraniteShares 2x Long AMZN Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	2,329
GraniteShares 2x Long AAPL Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	1,818
GraniteShares 2x Long MSFT Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	1,171
Expense Example, with Redemption, 10 Years	3,289
GraniteShares 2x Long AMD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	1,706
Expense Example, with Redemption, 10 Years	4,935
GraniteShares 2x Long PLTR Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
GraniteShares 2x Long UBER Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
GraniteShares 2x Long DIS Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
GraniteShares 2x Long F Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	$ 365